Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Treasury Shares	Other equity instru-ments	Legal reser-ve	Retained earnings	Fair value finan-cial assets	Hedges	Equity of associa-tes and others	Translation differences	Non-controlling interests
Financial position, beginning balance at Dec. 31, 2019	€ 25,450	€ 17,118	€ 5,192	€ 4,538	€ (766)	€ 8,243	€ 1,038	€ 19,042	€ (444)	€ 503	€ 24	€ (20,252)	€ 8,332
Profit for the year	1,957	1,582						1,582					375
Other comprehensive income (loss) for the year	(7,305)	(5,868)						23	(153)	144	(81)	(5,801)	(1,437)
Total comprehensive income (loss) for the year	(5,348)	(4,286)						1,605	(153)	144	(81)	(5,801)	(1,062)
Dividends and distribution of profit (Note 17)	(1,230)	(714)	334					(1,048)					(516)
Net movement in treasury shares	(224)	(224)			(195)			(29)
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	580	262			485			(223)					318
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(997)	(955)				(693)		(335)				73	(42)
Other movements	29	34						34					(5)
Financial position, ending balance at Dec. 31, 2020	18,260	11,235	5,526	4,538	(476)	7,550	1,038	19,046	(597)	647	(57)	(25,980)	7,025
Profit for the year	10,717	8,137						8,137					2,580
Other comprehensive income (loss) for the year	4,557	4,515						465	50	(209)	121	4,088	42
Total comprehensive income (loss) for the year	15,274	12,652						8,602	50	(209)	121	4,088	2,622
Dividends and distribution of profit (Note 17)	(3,651)	(600)	336					(936)					(3,051)
Net movement in treasury shares	(479)	(479)			(459)			(20)
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	(473)	(354)						(354)					(119)
Capital reduction	0		(83)	(305)	388
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(263)	(263)						(263)
Other movements	16	16						16
Financial position, ending balance at Dec. 31, 2021	28,684	22,207	5,779	4,233	(547)	7,550	1,038	26,091	(547)	438	64	(21,892)	6,477
Profit for the year	2,319	2,011						2,011					308
Other comprehensive income (loss) for the year	1,908	1,508						48	98	287	(94)	1,169	400
Total comprehensive income (loss) for the year	4,227	3,519						2,059	98	287	(94)	1,169	708
Dividends and distribution of profit (Note 17)	(1,478)	(1,067)	135				21	(1,223)					(411)
Net movement in treasury shares	(364)	(364)			(342)			(22)
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	781	936						936					(155)
Capital reduction	0		(139)	(409)	548
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(201)	(201)						(201)
Other movements	59	58						58					1
Financial position, ending balance at Dec. 31, 2022	€ 31,708	€ 25,088	€ 5,775	€ 3,824	€ (341)	€ 7,550	€ 1,059	€ 27,698	€ (449)	€ 725	€ (30)	€ (20,723)	€ 6,620